Significant accounting policies - Adoption of IFRS 15 (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Revenues	€ 288,836	€ 127,087	€ 129,519
Loss before tax	(29,209)	(115,507)	54,246
Income taxes	(50)	(198)	(235)
Net income / loss (-)	€ (29,259)	(115,704)	54,012
Basic and diluted loss per share	€ (0.56)
Deferred income	€ 149,801	122,544	70,827
Accumulated losses	(297,779)	(211,441)	€ (112,272)
IAS18
Disclosure of initial application of standards or interpretations [line items]
Revenues	232,800	€ 127,087
Loss before tax	(85,245)
Income taxes	(50)
Net income / loss (-)	€ (85,295)
Basic and diluted loss per share	€ (1.64)
Deferred income	€ 122,617
Accumulated losses	(270,595)
Effect of change between IFRS 15 and IAS 18
Disclosure of initial application of standards or interpretations [line items]
Revenues	56,036
Loss before tax	56,036
Net income / loss (-)	€ 56,036
Basic and diluted loss per share	€ 1.08
Deferred income	€ 27,184
Accumulated losses	€ (27,184)